JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 122 separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus:

500 INDEX TRUST
ALL CAP VALUE TRUST
AMERICAN ASSET ALLOCATION TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN FUNDAMENTAL HOLDINGS TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST
BALANCED TRUST
CORE ALLOCATION TRUST
CORE ALLOCATION PLUS TRUST
CORE BALANCED TRUST
CORE FUNDAMENTAL HOLDINGS TRUST
CORE GLOBAL DIVERSIFICATION TRUST
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST
FUNDAMENTAL VALUE TRUST
GLOBAL TRUST
GLOBAL BOND TRUST
INTERNATIONAL CORE TRUST
INTERNATIONAL SMALL CAP TRUST
INTERNATIONAL VALUE TRUST
INVESTMENT QUALITY BOND TRUST
LIFESTYLE BALANCED TRUST
LIFESTYLE CONSERVATIVE TRUST
LIFESTYLE GROWTH TRUST
LIFESTYLE MODERATE TRUST
MID CAP INTERSECTION TRUST
MID CAP STOCK TRUST
MID VALUE TRUST
MONEY MARKET TRUST
MUTUAL SHARES TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INTRINSIC VALUE TRUST
SMALL CAP VALUE TRUST
TOTAL BOND MARKET TRUST A
TOTAL RETURN TRUST
VALUE TRUST

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to JHT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated May 1, 2009

JOHN HANCOCK TRUST

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE

The investment objectives, principal investment strategies and principal risks of the funds are set forth in the fund descriptions below, together with performance information for each fund. Each of the American Funds operates as a “feeder fund” (referred to as “JHT Feeder Funds”) which means that the fund does not buy investment securities directly. Instead, it invests in a “master fund” which in turn purchases investment securities. See “American Feeder Funds — Master — Feeder Structure.” The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and the funds (except the JHT Feeder Funds which do not have an adviser). The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the funds. The subadvisers formulate a continuous investment program for the funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

Each fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the fund). There can be no assurance that a fund will achieve its investment objective. The differences in objectives and policies among the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. See “Additional Information About the Funds’ Principal Risks and Investment Policies.”

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each fund may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) securities of other investment companies that are money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular fund, each fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, derivatives and other strategic transactions risk.” More complete descriptions of options, futures, currency and other derivative transactions that certain funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain funds may invest are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”) is included in Appendix A of the SAI.

3.	Principal Risks of Investing

Certain risks of investing in each fund are set forth in the fund’s description. If these risks materialize, an investor could lose money in a fund. The following risks as well as the definition of a non-diversified fund and the risks associated with such a fund, are more fully described below under “Additional Information About the Funds’ Principal Risks and Investment Policies.”

•	Active management risk
•	Arbitrage securities and distressed companies risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Derivatives risk
•	Distressed investments risk
•	Equity securities risk
•	Exchange traded funds (“ETFs”) risk
•	Fund of funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Index management risk
•	Industry and sector investing risk
•	Initial public offerings (“IPOs”) risk
•	Investment company securities risk
•	Issuer risk

•	Liquidity risk
•	Loan participations risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified fund risk
•	Real estate securities risk
•	Securities lending risk
•	Short sales risk

Recent instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the funds themselves are regulated. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the funds’ portfolio holdings. Furthermore, volatile financial markets can expose the funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the funds.

An investment in any of the funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.	Past Performance

Each fund’s description contains a bar chart and a performance table, which provide some indication of the risks of investing in the fund. If a fund has less than one complete calendar year of performance, performance information is not provided for the fund.

Bar Chart.  The bar chart shows changes in the performance of Series I or Series II shares of each fund from year to year over a ten-year period, if available. The performance of NAV shares of each fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the fund.

Performance Table.  The table compares each fund’s one, five and ten year average annual returns as of December 31, 2008 for each class of shares to those of a broad-based securities market index.

Performance information in the bar chart and the performance table reflects all fees charged to each fund, such as advisory fees and all fund expenses. None of the funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the funds’ portfolio managers.

6.	Fees and Expenses

The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under “Multiple Classes of Shares.” The table below describes the fees and expenses for each class of shares of each fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract that may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

Unless otherwise noted in the footnotes to the Expense Table, expense information for all funds except the New Funds (those with less than six months of operations as of December 31, 2008) is based on expenses incurred during the fiscal year ended December 31, 2008 expressed as a percentage of fund average net assets during the period. For New Funds, expense information is based on estimated amounts for the current fiscal year. Each fund’s annual operating expenses will likely vary throughout the year and from year to year. A fund’s expenses for the current fiscal year may be higher than the expenses in the table below if the fund’s assets have decreased significantly from 2008 average net assets because certain fund expenses do not decrease as asset levels decrease and advisory fee rate breakpoints may not be achieved as asset levels decrease.

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement [2]	Expenses
500 Index[3,4]

Series NAV	0.46%	0.00%	0.03%	0.00%	0.49%	0.00%	0.49%

All Cap Value[3]

Series I	0.85%	0.05%	0.09%	0.00%	0.99%	0.00%	0.99%

American Fundamental Holdings[5,6]

Series III	0.05%	0.25%	0.04%	0.40%	0.74%	-0.05%	0.69%

Balanced[7]

Series I	0.84%	0.05%	0.07%	0.00%	0.96%	0.00%	0.96%

Core Allocation[5,8]

Series I	0.05%	0.05%	0.07%	0.85%	1.02%	-0.05%	0.97%

Core Allocation Plus[3,9]

Series I	0.92%	0.05%	0.22%	0.00%	1.19%	0.00%	1.19%

Core Balanced[5,8]

Series I	0.05%	0.05%	0.07%	0.79%	0.96%	-0.05%	0.91%

Core Fundamental Holdings[5,8]

Series III	0.05%	0.15%	0.05%	0.41%	0.66%	-0.05%	0.61%

Core Global Diversification[5,8]

Series III	0.05%	0.15%	0.05%	0.42%	0.67%	-0.05%	0.62%

Franklin Templeton Founding Allocation[10]

Series I	0.04%	0.05%	0.04%	0.83%	0.96%	-0.05%	0.91%

Fundamental Value[3]

Series I	0.76%	0.05%	0.05%	0.00%	0.86%	0.00%	0.86%

Global[3,9,11,12]

Series I	0.81%	0.05%	0.11%	0.00%	0.97%	-0.01%	0.96%

Global Bond[3,9]

Series I	0.70%	0.05%	0.10%	0.00%	0.85%	0.00%	0.85%

International Core[3,9]

Series I	0.89%	0.05%	0.14%	0.00%	1.08%	0.00%	1.08%

International Small Cap[3,9]

Series I	0.94%	0.05%	0.16%	0.00%	1.15%	0.00%	1.15%

International Value[3,9,11]

Series I	0.81%	0.05%	0.14%	0.00%	1.00%	-0.02%	0.98%

Investment Quality Bond[3]

Series I	0.59%	0.05%	0.09%	0.00%	0.73%	0.00%	0.73%

Lifestyle Balanced[15]

Series I	0.04%	0.05%	0.03%	0.76%	0.88%	0.00%	0.88%

Lifestyle Conservative[15]

Series I	0.04%	0.05%	0.03%	0.71%	0.83%	0.00%	0.83%

Lifestyle Growth[15]

Series I	0.04%	0.05%	0.03%	0.76%	0.88%	0.00%	0.88%

Lifestyle Moderate[15]

Series I	0.04%	0.05%	0.03%	0.74%	0.86%	0.00%	0.86%

Mid Cap Intersection[3]

Series I	0.87%	0.05%	0.06%	0.00%	0.98%	0.00%	0.98%

Mid Cap Stock[3]

Series I	0.84%	0.05%	0.05%	0.00%	0.94%	0.00%	0.94%

Mid Value[3,7]

Series I	0.98%	0.05%	0.10%	0.00%	1.13%	0.00%	1.13%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement [2]	Expenses
Money Market[3]

Series I	0.47%	0.05%	0.06%	0.00%	0.58%	0.00%	0.58%

Mutual Shares[3,13]

Series I	0.96%	0.05%	0.11%	0.00%	1.12%	-0.01%	1.11%

Small Cap Growth[3]

Series I	1.06%	0.05%	0.08%	0.00%	1.19%	0.00%	1.19%

Small Cap Intrinsic Value[3]

Series I	0.90%	0.05%	0.30%	0.00%	1.25%	0.00%	1.25%

Small Cap Value[3]

Series I	1.06%	0.05%	0.06%	0.00%	1.17%	0.00%	1.17%

Total Bond Market Index A3,4

Series NAV	0.47%	0.00%	0.05%	0.00%	0.52%	0.00%	0.52%

Total Return[3,14]

Series I	0.69%	0.05%	0.06%	0.00%	0.80%	0.00%	0.80%

Value[3]

Series I	0.74%	0.05%	0.06%	0.00%	0.85%	0.00%	0.85%

	Feeder Fund						Master Fund
									Total	Total
		Distibution		Total	Contractual	Net fund			Master Fund and	Master Fund and
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Feeder Fund	Net Feeder
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement [2]	Expenses	fees [16]	Expenses	Expenses	Fund Expenses
American Asset Allocation[17]

Series III	0.00%	0.25%	0.04%	0.29%	-0.01%	0.28%	0.31%	0.01%	0.61%	0.60%

American Blue Chip Income and Growth

Series III	0.00%	0.25%	0.06%	0.31%	0.00%	0.31%	0.42%	0.01%	0.74%	0.74%

American Bond

Series III	0.00%	0.25%	0.04%	0.29%	0.00%	0.29%	0.39%	0.01%	0.69%	0.69%

American Global Growth[17]

Series III	0.00%	0.25%	0.06%	0.31%	-0.03%	0.28%	0.53%	0.02%	0.86%	0.83%

American Global Small Capitalization[17]

Series III	0.00%	0.25%	0.11%	0.36%	-0.08%	0.28%	0.71%	0.03%	1.10%	1.02%

American Growth

Series III	0.00%	0.25%	0.04%	0.29%	0.00%	0.29%	0.32%	0.01%	0.62%	0.62%

American Growth-Income

Series III	0.00%	0.25%	0.04%	0.29%	0.00%	0.29%	0.27%	0.01%	0.57%	0.57%

American High-Income Bond[17]

Series III	0.00%	0.25%	0.21%	0.46%	-0.18%	0.28%	0.47%	0.01%	0.94%	0.76%

American International

Series III	0.00%	0.25%	0.04%	0.29%	0.00%	0.29%	0.49%	0.03%	0.81%	0.81%

American New World[17]

Series III	0.00%	0.25%	0.13%	0.38%	-0.10%	0.28%	0.76%	0.05%	1.19%	1.09%

The “Total Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (“Acquired Fund Fees and Expenses”). The Total Operating Expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based on the estimated indirect net expenses associated with the fund’s investment in the underlying funds.

Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain funds or otherwise reimburse the expenses of those funds (“Participating Funds”). The reimbursement will equal, on an annualized basis, to 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund.

The Adviser has agreed to reduce its advisory fee for each class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.050% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of the Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT’s business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.
5
For funds and classes that have not commenced operations or have inception date of less than six months as of December 31, 2008, expenses are estimated.
6
The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.
7
T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following funds of the Trust: Blue Chip Growth Trust, Equity-Income Trust, Science & Technology Trust, Small Company Value Trust, Health Sciences Trust, Mid Value Trust, Balanced Trust, Spectrum Income Trust, Real Estate Equity Trust, and Capital Appreciation Value Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Mid Value Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the “T. Rowe Portfolios”). Based on the combined average daily net assests of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) is as follows: 0.00% for the first $750 million, 5.0% for the next $750 million, 7.5% for the next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T.Rowe Price or the Adviser at any time.
8
The Adviser has contractually agreed to waive the advisory fee. This waiver will expire May 1, 2010 unless extended by the Adviser.
9
“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.
10
The Adviser has contractually agreed to limit Fund Expenses to 0.025% until May 1, 2010. Fund Expenses includes advisory fee and other operating expenses of the fund but excludes 12b-1fees, underlying fund expenses, taxes, brokerage commissions, interest expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
11
The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Fund does not exceed 0.45% of the Fund’s average net assets. This advisory fee waiver will remain in place until May 1, 2010.
12
The Adviser has contractually agreed to reduce its advisory fee for each class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the fund exceed the Expense Limit (as a percentage of the average annual net assets of the fund attributable to the class) of 0.15% and, if necessary, to remit to that class of the fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of a fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the fund.
13
The Adviser has contractually agreed to reduce its advisory fee for each class of shares of the fund in an amount equal to the amount by which the Expenses of such class of the fund exceed the Expense Limit (as a percentage of the average annual net assets of the fund attributable to the class) of 0.10% and, if necessary, to remit to that class of the fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of the fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and (i) other extraordinary expenses not incurred in the ordinary course of JHT’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the fund.
14
“Other Expenses” reflects the estimate expenses to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.
15
“Acquired Fund Fees and Expenses” are estimated based on a rebalance of investments in underlying funds.

16
Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) waived a portion of its management fee from September 1, 2004 through December 31,2008. The fees shown do not reflect any waivers. See the financial highlights table in the American Funds Insurance Series’ prospectus or annual report for further information.
17
The Adviser has contractually limited other fund level expenses to 0.03% until May 1, 2010. Other fund level expenses consist of operating expenses of the the fund, excluding adviser fee, 12b-1 fee, transfer agent fees, blue sky, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
EXAMPLES OF EXPENSES

The Examples are intended to help an investor compare the cost of investing in each fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in a fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that a fund’s operating expenses remain the same, after contractual (but not voluntary) expense reimbursements. The Examples do not reflect the expenses of any variable insurance contract that may use a fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3	Year 5	Year 10
500 Index

Series NAV	$50	$157	$274	$616

All Cap Value

Series I	$101	$315	$547	$1,213

American Asset Allocation

Series III	$61	$193	$338	$760

American Blue Chip Income and Growth

Series III	$76	$237	$411	$918

American Bond

Series III	$70	$221	$384	$859

American Fundamental Holdings

Series III	$70	$226	$401	$908

American Global Growth

Series III	$85	$268	$471	$1,055

American Global Small Capitalization

Series III	$104	$333	$590	$1,325

American Growth

Series III	$63	$199	$346	$774

American Growth-Income

Series III	$58	$183	$318	$714

American High-Income Bond

Series III	$78	$262	$483	$1,119

American International

Series III	$83	$259	$450	$1,002

American New World

Series III	$111	$357	$634	$1,424

Balanced

Series I	$98	$306	$531	$1,178

Core Allocation

Series I	$99	$320	$558	$1,243

Core Allocation Plus

Series I	$121	$378	$654	$1,443

Fund/Class	Year 1	Year 3	Year 5	Year 10
Core Balanced

Series I	$93	$301	$526	$1,173

Core Fundamental Holdings

Series III	$62	$206	$363	$818

Core Global Diversification

Series III	$63	$209	$368	$830

Franklin Templeton Founding Allocation

Series I	$93	$296	$521	$1,168

Fundamental Value

Series I	$88	$274	$477	$1,061

Global

Series I	$98	$307	$534	$1,188

Global Bond

Series I	$87	$271	$471	$1,049

International Core

Series I	$110	$343	$595	$1,317

International Small Cap

Series I	$117	$365	$633	$1,398

International Value

Series I	$100	$314	$548	$1,221

Investment Quality Bond

Series I	$75	$233	$406	$906

Lifestyle Balanced

Series I	$90	$281	$488	$1,084

Lifestyle Conservative

Series I	$85	$265	$460	$1,025

Lifestyle Growth

Series I	$90	$281	$488	$1,084

Lifestyle Moderate

Series I	$88	$274	$477	$1,061

Mid Cap Intersection

Series I	$100	$312	$542	$1,201

Mid Cap Stock

Series I	$96	$300	$520	$1,155

Mid Value

Series I	$115	$359	$622	$1,375

Money Market

Series I	$59	$186	$324	$726

Mutual Shares

Series I	$113	$354	$615	$1,361

Small Cap Growth

Series I	$121	$378	$654	$1,443

Small Cap Intrinsic Value

Series I	$127	$397	$686	$1,511

Small Cap Value

Series I	$119	$372	$644	$1,420

Fund/Class	Year 1	Year 3	Year 5	Year 10
Total Bond Market Index A

Series NAV	$53	$167	$291	$653

Total Return

Series I	$82	$255	$444	$990

Value

Series I	$87	$271	$471	$1,049

SMALL CAP FUNDS

SMALL CAP GROWTH TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.7 billion as of February 28, 2009) or the S&P Small Cap 600 Index ($2.1 billion as of February 28, 2009).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in “IPOs”. The fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IA:

-3.43%	-8.89%	-3.78%	-28.21%	48.83%	9.45%	17.23%	13.48%	13.99%	-39.68%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	26.90% (Quarter ended 12/31/2001) Worst Quarter: -27.11% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	-39.68%	0.02%	-0.99%	4/29/2005
Russell 2000 Growth Index	-38.54%	-2.35%	-0.76%

A The Series I and Series II shares of the fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Emerging Growth Fund, the fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

SMALL CAP INTRINSIC VALUE TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $3.2 million to $3.7 billion as of February 28, 2009). Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadviser emphasizes a value-oriented “bottom-up” approach to individual stock selection. With the aid of proprietary financial models, the subadviser looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The subadviser uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in companies involved in managing corporate restructuring or pending acquisitions.

The fund may invest up to 35% of its total assets in foreign securities. The fund may invest up to 20% of its total assets in bonds of any maturity rated as low as CC by S&P or Ca by Moody’s and their unrated equivalents (bonds rated below BBB by S&P or Baa by Moody’s are considered “junk bonds”). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs thus lowering performance.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

SMALL CAP VALUE TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.7 billion as of February 28, 2009) or the S&P Small Cap 600 Index ($2.1 billion as of February 28, 2009).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IA:

34.19%	19.10%	-6.43%	37.97%	25.45%	9.21%	19.26%	-2.93%	-26.08%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	18.86% (Quarter ended 6/30/2003) Worst Quarter: -23.31% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IA	-26.08%	3.23%	10.51%	4/29/2005
Russell 2000 Value IndexB	-28.92%	0.27%	6.67%

A The Series I and Series II shares of the fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Value Fund, the fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

MID CAP FUNDS

MID CAP INTERSECTION TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index ($41 million to $13.8 billion as of February 28, 2009) or the S&P MidCap 400 Index ($42 million to $4.6 billion as of February 28, 2009).

The fund is constructed stock by stock, an investment approach the subadviser refers to as “bottom-up.” The fund combines the subadviser’s proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

The fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser’s fundamental analysis. The subadviser’s fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser’s assessment of timeliness focuses on stocks with favorable earnings and stock price momentum.

In constructing the portfolio, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. Risk analysis is conducted in order to minimize any unintended consequences of bottom-up stock picking. The portfolio seeks to be well diversified, not taking large industry and style positions relative to the market benchmark.

The fund may invest in IPOs and ETFs.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Exchange traded funds risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-42.05%

2008

Best Quarter:	8.44% (Quarter ended 6/30/2008) Worst Quarter: -26.76% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Since	Date of
	Year	Inception	Inception

Series I	-42.05%	-30.87%	4/30/2007
S&P MidCap 400 IndexA	-36.23%	-24.04%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

MID CAP STOCK TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($41 million to $13.8 billion as of February 28, 2009) or the S&P MidCap 400 Index ($42 million to $4.6 billion as of February 28, 2009).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Foreign securities risk
•	High portfolio turnover risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-3.97%	-10.99%	-22.56%	42.33%	19.04%	14.57%	13.55%	23.57%	-43.76%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	20.74% (Quarter ended 12/31/2001) Worst Quarter: -25.36% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-43.76%	1.48%	0.22%	5/1/1999
Russell MidCap Growth IndexA	-44.32%	-2.33%	-1.00%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

MID VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P Mid Cap 400 Index ($42 million to $4.6 billion as of February 28, 2009) or the Russell MidCap Value Index ($41 million to $13.8 billion as of February 28, 2009). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales or business franchise value;
•	Demonstrated or potentially attractive operating margins, profits and/or significant cash flow generation;
•	Sound balance sheets and other positive financial characteristics;
•	Significant stock ownership by management; and
•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell MidCap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund,

ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Equity securities risk
•	Exchange traded funds risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IA:

20.54%	4.63%	0.53%	-15.19%	45.15%	18.74%	7.47%	20.31%	0.51%	-34.72%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	21.36% (Quarter ended 6/30/2003) Worst Quarter: -23.60% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	-34.72%	0.15%	4.63%	4/29/2005
Russell MidCap Value IndexB	-38.44%	0.33%	4.44%

A The Series I and Series II shares of the fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Mid Value Fund B, the fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

VALUE TRUST

Subadviser:	Morgan Stanley Investment Management Inc. doing business as Van Kampen

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($41 million to $13.8 billion as of February 28, 2009).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-2.79%	24.57%	3.42%	-22.80%	38.76%	15.18%	12.56%	21.05%	8.22%	-40.87%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	20.39% (Quarter ended 6/30/2003) Worst Quarter: -27.95% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-40.87%	0.08%	3.02%	1/1/1997
Russell MidCap Value	-38.44%	0.33%	4.44%

LARGE CAP FUNDS

ALL CAP VALUE TRUST

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($41 million to $337.87 billion as of February 28, 2009). This range varies daily. The fund will invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may invest up to 10% of its net assets in foreign equity securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-27.83%	38.36%	15.96%	5.71%	13.71%	8.33%	-28.78%

2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.11% (Quarter ended 6/30/2003) Worst Quarter: -23.92% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-28.78%	1.46%	1.05%	4/30/2001
Russell 3000 Value IndexA	-36.25%	-0.72%	0.44%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

FUNDAMENTAL VALUE TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed income securities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-16.20%	29.83%	11.80%	8.84%	14.51%	4.04%	-39.32%

2002	2003	2004	2005	2006	2007	2008

Best Quarter:	17.39% (Quarter ended 6/30/2003) Worst Quarter: -24.81% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-39.32%	-2.53%	-1.39%	4/30/2001
S&P 500 IndexA	-37.00%	-2.19%	-2.36%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

INTERNATIONAL FUNDS

GLOBAL TRUST

Subadviser:	Templeton Global Advisors Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/ earnings ratio, price/ cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Securities lending risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

3.66%	12.19%	-16.09%	-19.11%	27.46%	14.75%	10.72%	20.32%	1.28%	-39.51%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	17.83% (Quarter ended 6/30/2003) Worst Quarter: -19.79% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-39.51%	-1.30%	-0.59%	3/18/1988
MSCI World Index	-40.33%	0.01%	-0.19%

INTERNATIONAL CORE TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek high total return.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of February 28, 2009, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $199 million to $126 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;
•	Countries — stock market valuation, GDP trends and positive market sentiment; and
•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Large company risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

29.71%	-16.57%	-21.54%	-21.69%	30.27%	15.59%	15.94%	24.69%	11.49%	-38.62%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	23.58% (Quarter ended 12/31/1999) Worst Quarter: -22.22% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-38.62%	2.72%	-0.09%	12/31/1996
MSCI EAFE Index	-43.06%	2.10%	1.18%

INTERNATIONAL SMALL CAP TRUST

Subadviser:	Franklin Templeton Investments Corp.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profits margins and liquidation value and other factors.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

84.92%	-29.16%	-31.10%	-16.73%	54.73%	21.23%	10.39%	27.34%	10.18%	-52.98%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	58.65% (Quarter ended 12/31/1999) Worst Quarter: -32.50% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-52.98%	-2.46%	0.26%	3/4/1996
Citigroup Global ex U.S. <$2 Billion Index	-49.15%	3.19%	5.95%
Combined IndexA	-49.15%	3.19%	2.96%

A The Combined Index is a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global Equity U.S. <$2 Billion Index from June 1, 2003 and thereafter.

INTERNATIONAL VALUE TRUST

Subadviser:	Templeton Investment Counsel, LLC

•	Sub-Subadviser: Templeton Global Advisors Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-6.46%	-9.97%	-17.84%	44.86%	21.54%	10.54%	29.59%	9.53%	-42.67%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	24.18% (Quarter ended 6/30/2003) Worst Quarter: -23.56% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-42.67%	1.80%	1.35%	5/1/1999
MSCI EAFE IndexA	-43.06%	2.10%	0.65%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

FIXED-INCOME FUNDS

GLOBAL BOND TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies – Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-6.67%	1.68%	0.53%	20.12%	15.40%	10.38%	-6.66%	5.27%	9.63%	-4.48%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	10.64% (Quarter ended 6/30/2002) Worst Quarter: -9.49% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-4.48%	2.58%	4.15%	3/18/1988
JP Morgan Global-Unhedged Index	12.00%	6.24%	5.95%

INVESTMENT QUALITY BOND TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To provide a high level of current income consistent with the maintenance of principal and liquidity.

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,

•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

The balance (no more than 20%) of the fund’s net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities, and
•	non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the fund will invest are described below under “Strategic Bond Trust.” No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average fund duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may make short sales of a security including short sales “against the box.”

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-backed and asset-backed securities risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-1.79%	9.40%	7.33%	9.94%	7.32%	4.81%	2.26%	3.57%	6.21%	-1.67%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	4.40% (Quarter ended 9/30/2002) Worst Quarter: -3.39% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-1.67%	3.00%	4.66%	6/18/1985
Combined IndexA	4.51%	4.37%	5.53%
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%

A The Combined Index is comprised of 50% of the return of the Barclays Capital Government Bond Index and 50% of the return of the Barclays Capital Credit Bond Index.

MONEY MARKET TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by S&P) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by S&P);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer.

The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments will mature in 397 days or less and the fund maintains a dollar-weighted average fund maturity of 90 days or less. By limiting the maturity of their investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the fund will be able to do so.

The fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $10.00 per share, it is possible to lose money by investing in this fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Fixed-income securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

4.60%	5.88%	3.59%	1.18%	0.58%	0.81%	2.66%	4.44%	4.56%	1.76%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	1.52% (Quarter ended 9/30/2000) Worst Quarter: 0.11% (Quarter ended 3/31/2004)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.76%	2.84%	2.99%	6/18/1985
Citigroup 3 Month Treasury Bill Index	1.80%	3.10%	3.30%

TOTAL RETURN TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk
•	Mortgage-backed and asset-backed securities risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

10.91%	8.28%	9.52%	5.02%	4.96%	2.40%	3.67%	8.57%	2.69%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	6.43% (Quarter ended 9/30/2001) Worst Quarter: -3.56% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	2.69%	4.43%	5.63%	5/1/1999
Barclays Capital U.S. Aggregate Bond IndexA	5.24%	4.65%	5.85%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

HYBRID FUNDS

BALANCED TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the fund invests in both equity and fixed-income securities. The fund employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The fund may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the fund will be invested in equity securities and 25-45% of the fund will be invested in fixed-income securities.

The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

Equity Allocation

The fund will allocate its assets between U.S. and non-U.S. equity securities of small, medium and large-capitalization companies by employing growth, value and core approaches to selecting securities.

The fund may invest in common stocks of large, blue-chip growth companies. These are firms that, in the view of the subadviser, are well established in their industries and have the potential for above-average earnings growth. The subadviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals.

The fund may also invest in common stocks of large, well-established companies paying above-average dividends by employing a value approach to investing. The subadviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The fund may invest in common stocks of mid and small capitalization companies using both growth and value approaches to investing. Mid capitalization growth stock selection is based on a combination of bottom-up analysis (focusing on selecting stocks based on the individual attributes of a company) and top-down analysis (focusing on industry sectors that are likely to generate the best returns) in an effort to identify companies with superior long-term appreciation prospects. Mid capitalization value stock selection seeks to identify mid capitalization companies whose stock prices do not appear to reflect their underlying values

Stocks of small capitalization companies may include emerging growth companies that offer the possibility of accelerating earnings growth. Based on quantitative models and fundamental research, a portion of the fund’s small capitalization portfolio is constructed using “bottom up” analysis taking into consideration stock characteristics, such as projected earnings and sales growth rates, valuation, use of capital resources, and earnings quality (i.e., the ability of reported earnings to reflect the company’s true earnings, as well as the usefulness of reported earnings to predict future earnings).

The fund may invest in stocks outside of the U.S. and will diversify broadly among developed and emerging countries throughout the world. Up to 40% of the fund’s total allocation to equity securities may be invested in foreign equity securities (in either developed or emerging markets). The subadviser’s team of analysts seeks to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Present or anticipated earnings, cash flow, or book value, and valuation factors often influence the allocations among large-, mid- or small-capitalization companies. Foreign stocks may also be selected using a value approach to investing or by identifying a favorable combination of company fundamentals and valuation, providing exposure to both growth and value approaches to investing.

While the subadviser invests with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up analysis is the focus of our decision-making. Country and sector allocations are driven primarily by individual stock selection and secondarily by top-down analysis. We may limit investments in markets that appear to have poor overall prospects.

The fund may invest in other equity-related securities or instruments, including but not limited to preferred stocks, depositary receipts, convertible securities, rights, and warrants. These equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes. The fund may invest in IPOs.

The fund may sell equity securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Fixed-Income Allocation

The fund’s fixed-income securities may include short, intermediate and long-term investment-grade corporate, U.S. government and agency obligations, mortgage-related and asset-backed securities, non-investment grade bonds (junk bonds), bank loans (loan participations and assignments), collateralized mortgage obligations, and foreign debt securities. Within this broad structure, investment decisions reflect the subadviser’s outlook on interest rates and the economy, industry and issuer conditions, and the prices and yields of the various securities. The fund’s fixed-income securities may also include cash and cash equivalents, and derivatives related to interest rates, currencies and fixed-income securities. Within the fund’s total allocation to fixed-income securities, up to 30% may be invested in non-investment grade holdings, up to 30% may be invested in non-U.S. dollar-denominated foreign debt securities, and up to 30% may be invested in debt obligations of emerging market countries and securities of companies located in emerging markets.

When selecting fixed-income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis involves dividing the whole market into sectors and then studying the performance of each sector individually so that sectors can be compared to each other or to the market as a whole. Credit research focuses on both quantitative and qualitative criteria established by the subadviser such as fundamentals of the issuer, the characteristics of the securities, state of the industry, and prospects for the issuer and industry to evaluate the credit risks associated with fixed-income securities.

The fund may sell fixed-income holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher yielding securities or different sectors.

The fund may use derivative instruments as a means of gaining market exposure to either equity or fixed-income. Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, interest rates, commodity (with the prior approval of the Adviser’s Complex Securities Committees), or index, or to other securities, groups of securities, or events. The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions (rights to enter into swaps), structured notes, and market access products. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset on which the derivative is based.

The fund may invest in a particular equity or fixed-income asset class by purchasing shares of exchange traded funds (ETFs) or other mutual funds that concentrate their investments in that asset class, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available by direct investments in the asset class. Any such investments will subject the fund to the risks of the particular asset class.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund), as well as U.S.-dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

* * *

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk
•	Medium and smaller company risk

•	Mortgage-backed and asset-backed securities risk
•	Real estate securities risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE ALLOCATION PLUS TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the fund invests in equity and fixed income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the Adviser’s Complex Securities Committee), or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in IPOs. The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, the fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. These investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent the fund is in a defensive position, its ability to achieve its investment objective will be limited.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Real estate securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-31.50%

2008

Best Quarter:	-0.36% (Quarter ended 6/30/2008) Worst Quarter: -15.88% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Since	Date of
	Year	Inception	Inception

Series I	-31.50%	-31.50%	12/31/2007
Global Securities Market IndexA	-26.86%	-26.86%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

SPECIALTY FUNDS

MUTUAL SHARES TRUST

Subadviser:	Franklin Mutual Advisers, LLC

Investment Objective:	To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Investment Strategies:	Under normal market conditions, the fund invests predominately in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

•	Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

•	Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Arbitrage securities and distressed companies risk
•	Credit and counterparty risk
•	Distressed investments risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Loan participations risk
•	Medium and smaller company risk
•	Short sales risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

FUNDS OF FUNDS

AMERICAN FUNDAMENTAL HOLDINGS TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund operates as a fund of funds and currently invests primarily in four Underlying Funds of the American Funds Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund. The fund is permitted to invest in six other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund as well as other Underlying Funds. When purchasing shares of the American Funds Insurance Series, the fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Short sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series III:

-30.61%

2008

Best Quarter:	-0.41% (Quarter ended 6/30/2008) Worst Quarter: -16.05% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Since	Date of
	Year	Inception	Inception

Series III	-30.61%	-28.71%	10/30/2007
Combined IndexA,B	-24.06%	-21.72%

A The Combined Index represents 65% of the Standard & poor’s 500 Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

CORE ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in the Core Allocation Plus Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 50% to 75%

fixed-income securities 25% to 50%

foreign securities 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in the Balanced Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities

(commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 55% to 75%

fixed-income securities 25% to 45%

foreign securities 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE FUNDAMENTAL HOLDINGS TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 50% to 75%

fixed-income securities 25% to 50%

foreign securities 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE GLOBAL DIVERSIFICATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.))”

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund operates as a fund of funds. The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities 50% to 75%

fixed-income securities 25% to 50%

foreign securities 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	The fund operates as a fund of funds and invests in other funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in three JHT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase any funds except other JHT funds of funds and the JHT American Feeder Funds. When purchasing shares of other JHT funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, described under “Other Permitted Investments by the Funds of Funds”.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations.

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Industry or sector investing risk
•	Initial public offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFESTYLE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed income securities and approximately 60% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity underlying funds and 40% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 70%/30% and 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk

•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

12.36%	2.34%	-4.85%	-9.95%	23.97%	13.49%	6.88%	12.73%	6.47%	-31.30%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	11.62% (Quarter ended 6/30/2003) Worst Quarter: -17.72% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-31.30%	0.01%	2.02%	1/7/1997
S&P 500 Index	-37.00%	-2.19%	-1.38%
Combined IndexA	-22.06%	0.71%	1.69%

A The Combined Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

LIFESTYLE CONSERVATIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the fund.

Investment Objective:	To seek a high level of current income with some consideration given to growth of capital.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds, that invest primarily in equity securities and underlying funds, that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

4.18%	7.54%	3.28%	1.80%	11.47%	8.59%	2.88%	8.44%	5.38%	-15.57%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	5.64% (Quarter ended 6/30/2003) Worst Quarter: -8.32% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-15.57%	1.51%	3.53%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
Combined IndexA	-4.56%	3.40%	4.41%

A The Combined Index consists of 20% of the S&P 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

LIFESTYLE GROWTH TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the fund.

Investment Objective:	To seek long-term growth of capital. Current income is also a consideration.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed income securities and approximately 80% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity underlying funds and 20% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 90%/10% and 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk

•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

16.50%	-3.18%	-9.16%	-15.84%	29.55%	14.59%	8.66%	13.50%	7.44%	-36.56%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	14.90% (Quarter ended 6/30/2003) Worst Quarter: -20.75% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-36.56%	-0.74%	0.74%	1/7/1997
S&P 500 Index	-37.00%	-2.19%	-1.38%
Combined IndexA	-29.83%	-0.71%	0.19%

A The Combined Index consists of 80% of the S&P 500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index.

LIFESTYLE MODERATE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the fund.

Investment Objective:	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Investment Strategies:	The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. However, the fund invests its assets in underlying funds, most of which generally has diversified holdings.

For defensive purposes in abnormal market conditions, to meet redemption requests, or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Non-diversified risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the underlying funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Convertible securities risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Mortgage-backed and asset-backed securities risk
•	Non-diversified risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

7.84%	3.92%	-1.09%	-4.07%	17.83%	11.04%	4.15%	10.42%	5.29%	-24.23%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	8.71% (Quarter ended 6/30/2003) Worst Quarter: -13.28% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-24.23%	0.37%	2.47%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%
Combined IndexA	-13.65%	2.08%	3.09%

A The Combined Index consists of 40% of the S&P 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

INDEX FUNDS

500 INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2009, the market capitalizations of companies included in the S&P 500 Index ranged from $224 million to $337.87 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively-managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Use of Hedging and Other Strategic Transactions

The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks and Investment Policies.”

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Equity securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAVA:

-12.37%	-22.53%	28.01%	10.26%	4.39%	13.70%	5.03%	-37.26%

2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	15.32% (Quarter ended 6/30/2003) Worst Quarter: -22.06% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	-37.26%	-2.92%	-4.39%	10/31/2005
S&P 500 IndexB	-37.00%	-2.19%	-3.77%

A Series NAV shares were first offered on October 31, 2005. For periods prior to October 31, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than series NAV shares. Had the performance for periods prior to October 31, 2005 reflected series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

TOTAL BOND MARKET TRUST A

(Series I, Series II and NAV shares)

Subadviser:	Declaration Management & Research LLC

Investment Objective:	To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market).

Investment Strategies:	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index.

The fund is an index fund which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Capital U.S. Aggregate Bond Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);

•	Corporate bonds, both U.S. and foreign (if dollar denominated); and
•	Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Credit and counterparty risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Index management risk
•	Issuer risk
•	Mortgage-backed and asset-backed securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

6.63%	5.86%

2007	2008

Best Quarter:	4.79% (Quarter ended 12/31/2008) Worst Quarter: -1.05% (Quarter ended 6/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Since	Date of
	Year	Inception	Inception

Series NAV	5.86%	5.66%	2/10/2006
Barclays Capital U.S. Aggregate Bond IndexA	5.24%	5.81%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

AMERICAN FEEDER FUNDS

AMERICAN ASSET ALLOCATION TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST

Master-Feeder Structure
Each of the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (the “JHT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHT Feeder Fund’s master fund is listed below:

JHT Feeder Fund	American Funds Master Fund

American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund (Class 1 shares)*
American Bond Trust	Bond Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)*
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)*
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)*
American International Trust	International Fund (Class 1 shares)*
American New World Trust	New World Fund (Class 1 shares)

*Prior to April 28, 2008, the American Blue Chip Income and Growth Trust, the American Growth Trust, the American Growth-Income Trust, the American High-Income Bond Trust and the American International Trust invested in Class 2 shares of the corresponding American Funds Master Fund, which are subject to a 0.25% Rule 12b-1 fee. Effective April 28, 2008 each of these JHT Feeder Funds commenced investing in Class 1 shares of the corresponding American Funds Master Fund, which are not subject to a Rule 12b-1 fee and increased the Rule 12b-1 fee for each class of shares of the JHT Feeder Fund by 0.25% to the following rates: 0.75% for Series II shares, 0.60% for Series I shares and 0.25% for Series III shares.

The prospectus for the American Funds Master Funds is delivered together with this Prospectus.

Series I shares of the JHT Feeder Funds are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with the Adviser.

Investment Objectives and Strategies
Each JHT Feeder Fund has a stated investment objective which is the same as the objective of the American Funds Master Fund in which it invests. Each American Funds Master Fund pursues this objective through separate investment strategies or policies. There can be no assurance that JHT Feeder Fund or the American Funds Master Fund will achieve its investment objective. The differences in objectives and policies among the American Funds Master Funds can be expected to affect the return of the relevant JHT Feeder Fund and the degree of market and financial risk to which each JHT Feeder Fund is subject. Additional information about JHT Feeder Funds’ and American Funds Master Fund’s investment policies is set forth below under “Additional Information About Each JHT Feeder Fund’s and each American Funds Master Fund’s Investments — Additional Investment Policies.” The investment objective of each JHT Feeder Fund is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

More complete descriptions of certain other instruments in which the JHT Feeder Funds may invest are set forth in the SAI.

Portfolio Turnover.  Portfolio changes of the American Funds Master Funds will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each American Funds Master Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the American Funds Master Fund. The portfolio turnover rate of each American Funds Master Fund may vary from year to year, as well as within a year.

Additional Information About Each JHT Feeder Fund’s and Each American Funds Master Fund’s Investments

Master-Feeder Structure

Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including JHT Feeder Fund.

Each JHT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of the JHT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken with respect to the JHT Feeder fund which may include: (a) investing all of the assets of the JHT Feeder Fund in another master fund, (b) electing to have another adviser manage the assets directly (either as an adviser to the JHT Feeder Fund or as a subadviser to the JHT Feeder Fund with John Hancock Investment Management Services, LLC as the adviser) or (c) taking other appropriate action. A withdrawal by a JHT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHT Feeder Fund. Should such a distribution occur, the JHT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of JHT Feeder Fund.

Because each JHT Feeder Fund invests substantially all of its assets in a master fund, each JHT Feeder Fund will bear the fees and expenses of both the JHT Feeder Fund and the master fund. Therefore, JHT Feeder Fund fees and expenses may be higher than those of a fund which invests directly in securities.

Repurchase Agreements

Each of the JHT Feeder Funds may enter into repurchase agreements. Information regarding repurchase agreements is set forth under “Additional Information about the Funds’ Principal Investment Policies — Repurchase Agreements.”

Additional Investment Policies

Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

Advisory Arrangements

Because the JHT Feeder Funds are feeder funds, they do not have an investment adviser. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to each American Funds Master Fund and to other mutual funds, including the American Funds. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each American Funds Master Fund.

The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended December 31, 2008 is as follows:

Asset Allocation Fund	0.31%*
Blue Chip Income and Growth Fund	0.41%*
Bond Fund	0.40%*
Global Growth Fund	0.53%*
Global Small Capitalization Fund	0.70%*
Growth Fund	0.32%*
Growth-Income Fund	0.26%*
High-Income Bond Fund	0.47%*
International Fund	0.49%*
New World Fund	0.76%*

* CRMC waived a portion of its management fee from September 1, 2004 through December 31, 2008. The fee shown does not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

AMERICAN ASSET ALLOCATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in S&P’s 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

6.99%	4.35%	0.52%	-12.41%	21.84%	8.23%	9.18%	14.67%	0%

1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	12.24% (Quarter ended 6/30/2003) Worst Quarter: -16.28% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	-29.17%	0.54%	2.22%	1/2/2008
Combined IndexB	-22.06%	0.71%	1.69%

A Series III shares were first offered January 2, 2008. For periods prior to January 2, 2008, the performance shown is the performance of the Series II shares of the Asset Allocation Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series and the master fund in which the American Asset Allocation Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III shares expenses, performance would be higher.
B The combined Index represents 60% of the Standard & Poor’s 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series. The master fund invests primarily in common stocks of larger U.S.-based companies with market capitalizations of $4 billion and above. The master fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The master fund will invest, under normal market conditions, at least 90% of equity assets in the stock of companies that pay regular dividends, and in business for five or more years (including predecessor companies), and whose debt securities are rated at least investment grade. The fund is designed for investors seeking both income and capital appreciation.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

-23.07%	30.25%	9.13%	6.66%	16.79%	1.48%	-35.51%

2002	2003	2004	2005	2006	2007	2008

Best Quarter:	2.12% (Quarter ended 3/31/2002) Worst Quarter: -21.22% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIIA	-35.51%	-2.31%	-2.25%	1/2/2008
S&P 500 IndexB	-37.00%	-2.19%	-2.13%

A For periods prior to January 2, 2008, the performance shown is the performance of the Series II shares of the American Blue Chip Income and Growth Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Blue Chip Income and Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

AMERICAN BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to maximize current income and preserve capital.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Bond Fund, a series of American Funds Insurance Series. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities (rated Ba1 or below by Moody’s Investor Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by the fund’s investment advisr to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and noncovertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

2.81%	5.22%	8.48%	4.26%	13.07%	6.04%	1.51%	6.49%	2.76%	-9.44%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	5.15% (Quarter ended 12/31/2002) Worst Quarter: -5.50% (Quarter ended 9/30/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	-9.76%	1.23%	3.93%	1/2/2008
Barclays Capital Aggregate Bond Index	5.24%	4.65%	5.63%

A Series III shares were first offered on January 2, 2008. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Bond Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.

AMERICAN GLOBAL GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Global Growth Fund, a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies (including small and medium sized companies) located around the world. The Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Growth Fund should have a long-term perspective and, for example be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

70.02%	-18.71%	-13.99%	-14.46%	35.62%	13.80%	14.37%	20.73%	14.49%	-38.40%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	41.07% (Quarter ended 12/31/1999) Worst Quarter: -20.39% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	-38.21%	2.14%	4.37%	1/2/2008
Lipper Global Fund Index	-38.77%	0.42%	1.23%
MSCI World Index	-42.08%	-2.35%	-2.20%

A Series III shares were first offered on January 2, 2008. For periods prior to this date, the performance shown is the performance of the Series II shares of the Global Growth Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Global Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Small Capitalization Fund should have a long-term perspective and for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

91.77%	-16.33%	-12.63%	-18.83%	53.92%	21.13%	25.66%	24.35%	20.98%	-53.53%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	28.97% (Quarter ended 12/31/1999) Worst Quarter: -31.29% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	-53.39%	1.31%	6.46%	1/2/2008
S&P/Citigroup Global ex US <2 Billion IndexB	-49.15%	3.19%	5.95%

A Series III shares were first offered on January 2, 2008. For periods prior to this date, the performance shown is the performance of the Series II shares of the Global Small Capitalization Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series and the master fund in which the American Global Small Capitalization Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

AMERICAN GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada.

In seeking to pursue its investment objective, the Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

57.27%	4.47%	-18.15%	-24.45%	36.39%	11.91%	15.59%	9.64%	11.73%	-44.06%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	30.72% (Quarter ended 12/31/1999) Worst Quarter: -27.18% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	-43.75%	-2.27%	2.13%	1/2/2008
S&P 500 Index	-37.00%	-2.19%	-1.38%

A Series III shares were first offered on January 2, 2008. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Growth Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.

AMERICAN GROWTH-INCOME TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investments grow and to provide the shareholder with income over time.

Investment Strategies:	The Fund invests all of its assets in Class 1 shares of the master fund, the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor’s 500 Composite Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

11.20%	7.95%	2.56%	-18.34%	31.98%	9.83%	5.29%	14.62%	4.48%	-37.92%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	16.89% (Quarter ended 6/30/2003) Worst Quarter: -21.97% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	-37.18%	-2.75%	1.44%	1/2/2008
S&P 500 Index	-37.00%	-2.19%	-1.38%

A Series III shares were first offered on January 2, 2008. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Growth-Income Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.

AMERICAN HIGH-INCOME BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide a high level of current income and, secondarily, capital appreciation.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the High-Income Bond Fund, a series of American Funds Insurance Series. The High-Income Bond Fund invests at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody’s or BB+ or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The High-Income Bond Fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the High-Income Bond Fund invests at least 80% of its assets in bonds and other debt securities (this policy is subject to change upon 60 days’ notice to shareholders). The High-Income Bond Fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series III:

-24.00%

2008

Best Quarter:	10.83% (Quarter ended 12/31/2002) Worst Quarter: -16.15% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	-23.93%	-0.85%	3.10%	1/2/2008
Merrill U.S. High Yield Master II Index	-26.39%	-0.86%	2.04%

A Series III shares were first offered on January 2, 2008. For periods prior to this date, the performance shown is the performance of the Series II shares of the High-Income Bond Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series and the master fund in which the American High-Income Bond Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.

AMERICAN INTERNATIONAL TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The Fund invests all of its assets in Class 1 shares of the master fund, the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

75.97%	-22.06%	-19.89%	-14.84%	34.34%	18.74%	20.87%	18.32%	19.41%	-42.21%

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	42.33% (Quarter ended 12/31/1999) Worst Quarter: -20.88% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIIA	-41.97%	3.31%	3.99%	1/2/2008
MSCI EAFE Index	-43.06%	2.10%	1.18%

A Series III shares were first offered on January 2, 2008. For periods prior to this date, the performance shown is the performance of the Series II shares of the American International Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.

AMERICAN NEW WORLD TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The fund invests all of its assets in Class 1 shares of the master fund, the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The New World Fund is designed for investors seeking capital appreciation. Investors in the New World Fund should have a long-term perspective and for example, be able to tolerate potentially sharp, short-term declines in value.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, the Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIIA:

-12.43%	-3.99%	-5.45%	39.56%	19.07%	21.10%	32.88%	31.71%	-42.16%

2000	2001	2002	2003	2004	2005	2006	2007	2008

Best Quarter:	24.00% (Quarter ended 12/31/1999) Worst Quarter: -22.29% (Quarter ended 12/31/2008)

Average Annual Total Returns For Period Ended 12/31/2008

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIIA	-42.16%	7.86%	7.07%	1/2/2008
MSCI AC World IndexB	-42.20%	-0.06%	-1.11%

A Series III shares were first offered on January 2, 2008. For periods prior to this date, the performance shown is the performance of the Series II shares of the New World Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the New World Fund, a series of American Funds Insurance Series and the master fund in which the American New World Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to January 2, 2008 reflected Series III share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

Certain funds of funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (“1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including exchange traded funds (“ETFs”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in foreign and domestic equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in foreign and domestic fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).
•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.
•	With the prior approval of the Adviser’s Complex Securities Committee, invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.*
•	With the prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.*

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a fund of funds. In addition, these strategies may be used to gain exposure to a particular securities market. A fund of funds also may with prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

*Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, a fund of funds is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS AND INVESTMENT POLICIES

Derivatives risk

A fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers resulting in a greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Recent Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the recent unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Active management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Arbitrage securities and distressed companies risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security, Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and typically are unrated or rated lower than such debt obligations.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Banks (“FHLBs”), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed investments risk

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a fund investing in such securities may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the fund’s original investment.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment Grade Fixed-Income Securities in the Lowest Rating Category Risk.  Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities Risk and High Yield Securities Risk.  Lower rated fixed- income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities.  Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather castatrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities Risk.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competitions resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than the more widely-held securities. Medium and smaller companies may also trade in the

OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders such as mortgage banks, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.

The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.

Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers resulting in a greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts (“REITs”) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Medium and smaller company risk” for a discussion of the risks associated with investments in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Securities lending risk

A fund’s loans of portfolio securities may not exceed 33 1/3% of the value of the fund’s total assets, measured at the time of the most recent loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. This transaction is commonly known as a “naked” short sale. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 10% in the case of each of Money Market Trust and Money Market Trust B) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

MANAGEMENT OF JHT

Advisory Arrangements

John Hancock Investment Management Services, LLC (the “Adviser”) is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Advisers Act. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all funds. The Adviser does not itself manage any portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each fund, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for the funds is available in the funds’ semi-annual report to shareholders for the period ended June 30, 2008.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a fund) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

As compensation for its services, the Adviser receives a fee from JHT computed separately for each fund.

Under the advisory agreement the amount of the advisory fee for most funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the fund also serves as the subadviser for the other funds.

Under the advisory agreement the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a fund by the value of the net assets of the fund at the close of business on the previous business day of JHT.

The table presented in Appendix A is a schedule of the management fees each fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the fund’s net assets or as a percentage of Aggregate Net Assets, as applicable. For information on the advisory fee for the master fund for each of the JHT Feeder Funds please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus as well as the disclosure regarding the American Funds set forth above under “Fees and Expenses for Each Fund.”

Subadvisory Arrangements and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds that it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval. A discussion regarding the basis for the Board of Trustees’ approval of each subadvisory agreement is available in the funds’ semi-annual report to shareholders for the period endend June 30, 2008.

Set forth below is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Capital Research Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by CRMC’s investment committee. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the funds are:

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

James K. Dunton Vice Chairman of the Board	Growth-Income Trust — 25 years (since the fund’s inception) Blue Chip Income and Growth Trust —8 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 47 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust and Blue Chip Income and Growth Trust

Donald D. O’Neal President and Trustee	Growth-Income Trust — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 24 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust

Alan N. Berro Senior Vice President	Asset Allocation Trust — 9 years	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust

Abner D. Goldstine Senior Vice President	High-Income Bond Trust — 11 years	Senior Vice President — Fixed Income, CRMC Investment professional for 57 years in total; 42 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust and High-Income Bond Trust

Claudia P. Huntington Senior Vice President	Growth-Income Trust — 16 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 36 years in total; 34 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Carl M. Kawaja Vice President	New World Trust — 10 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio counselor for New World Trust

Sung Lee Vice President	International Trust — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 15 years, all with CRMC or affiliate	Serves as a non-equity portfolio counselor for International Trust

Robert W. Lovelace Vice President	Global Growth Trust — 12 years (since the fund’s inception) New World Trust — 10 years (since the fund’s inception)	Senior Vice Presidents — Capital World Investors Investment professional for 24 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Trust and New World Trust

C. Ross Sappenfield Vice President	Growth-Income Trust — 10 years Blue Chip Income and Growth Trust — 8 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 17 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust and Blue Chip Income and Growth Trust

Susan M. Tolson Vice President	High-Income Bond Trust — 14 years (plus 2 years of prior experience as an investment analyst for the fund) Asset Allocation Trust — 9 years	Senior Vice President — Fixed Income, CRMC Investment professional for 21 years in total; 19 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Trust and Asset Allocation Trust

David C. Barclay	High-Income Bond Trust — 16 years New World Trust — 10 years (since the fund’s inception) Bond Trust — 11 years	Senior Vice President — Fixed Income, CRMC Investment professional for 28 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Trust, New World Trust and Bond Trust

Donnalisa Barnum	Growth Trust — 6 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Christopher D. Buchbinder	Blue Chip Income and Growth Trust — 2 years	Senior Vice President, Capital Research Global Investors Investment professional for 14 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Trust

Gordon Crawford	Global Small Capitalization Trust — 11 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 38 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust and Growth Trust

Mark H. Dalzell	Bond Trust — 4 years	Senior Vice President – Fixed Income, CRMC Investment professional for 31 years in total; 21 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust

Mark E. Denning	Global Small Capitalization Trust — 11 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 27 years, all with CRMC or affiliate	Serves as an equity portfolio counselor (primarily non-U.S.) for Global Small Capitalization Trust

J. Blair Frank	Global Small Capitalization Trust — 6 years Growth-Income Trust — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 16 years in total; 15 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust and Growth — Income Trust

Nicholas J. Grace	Global Growth Trust — 7 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 19 years in total; 15 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Trust

Alwyn W. Heong	International Trust — 13 years	Senior Vice President — Capital Research Global Investors Investment professional for 21years in total; 17 years with CRMC or affiliate	Serves as a non-U.S. equity portfolio counselor for International Trust

David A. Hoag	Bond Trust — 2 years	Senior Vice President – CRMC Investment professional for 21 years in total; 18 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Thomas H. Hogh	Global Bond Trust – 2 years	Senior Vice President — CRMC Investment professional for 22 years in total; 19 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust

Gregg E. Ireland	Growth Trust — 3 years	Senior Vice President — Capital World Investors Investment professional for 37 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

Michael T. Kerr	Growth Trust — 4 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 23 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

James B. Lovelace	Blue Chip Income and Growth Trust — 2 years	Senior Vice President, Capital Research Global Investors. Investment professional for 27 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Trust

Jesper Lyckeus	International Trust — 2 years (plus 8 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 14 years in total; 13 years with CRMC or affiliate	Serves as a non-U.S. equity portfolio counselor for International Trust

Gregory D. Johnson	Growth Trust — 2 years	Senior Vice President — Capital World Investors Investment professional for 15 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

Harold H. La	Global Small Capitalization Trust — 1 year	Vice President — Capital Research Global Investors Investment professional for 11 years in total; 10 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust

Jefferey T. Lager	Asset Allocation Trust — 2 years	Senior Vice President — Capital World Investors Investment professional for 14 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Marcus B. Linden	High Income Bond Trust — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 14 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for High Income Bond Trust

Ronald B. Morrow	Growth Trust — 6 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, CRMC Investment professional for 40 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust

James R. Mulally	Asset Allocation Trust — 3 years Bond Trust — 1 year	Senior Vice President, Fixed-Income, CRMC Investment professional for 33 years in total; 29 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Trust and Bond Trust

Eugene P. Stein	Asset Allocation Trust — 1 year	Senior Vice President, Capital World Investors Investment professional for 38 years in total; 37 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust

Christopher M. Thomsen	International Trust — 3 years	Senior Vice President, Capital Research Global Investors Investment professional for 12 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Intenational Trust

Steven T. Watson	Global Growth Trust — 7 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 22 years in total; 19 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Trust and Global Growth and Income Trust

Paul A. White	Global Growth Trust — 5 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors 21 years in total; 10 years with CRMC	Serves as an equity portfolio counselor for Global Growth Trust

Dylan J. Yolles	Growth-Income Trust — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 12 years in total; 9 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth — Income Trust

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the SAI.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

Fund	Portfolio Managers

Fundamental Value Trust	Christopher C. Davis
Kenneth Charles Feinberg

•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995. Mr. Davis has managed Fundamental Value Trust since October 2005.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst. Mr. Feinberg has managed Fundamental Value Trust since October 2005.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Total Bond Market Trust A	Peter Farley
James E. Shallcross

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee. Mr. Farley has managed Active Bond Trust and Total Bond Market Trust since October 2005 and October 2006, respectively.
•	James E. Shallcross. Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff and is a member of Declaration’s Investment Committee. Mr. Shallcross has managed Active Bond Trust and Total Bond Market Trust since October 2005 and October 2006, respectively.

Franklin Mutual Advisers (“Franklin Mutual”)

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

Mutual Shares Trust	Peter Langerman
F. David Segal, CFA
Deborah A. Turner, CFA

•	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He has been co-portfolio manager of the fund since its inception. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.
•	F. David Segal has been co-portfolio manager of the fund since its inception. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.
•	Deborah A. Turner has been the assistant portfolio manager of the fund since its inception. She has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

Franklin Templeton Investments Corp.

Franklin Templeton Investments Corporation is located at 200 King Street West, Suite 1500, Toronto, Ontario, Canada M5H3T4. Franklin Templeton Investments Corporation is a wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

International Small Cap Trust	Bradley A. Radin, CFA

•	Bradley A. Radin, CFA. Executive Vice President; joined Templeton in 1995. Mr. Radin has managed the fund since April 2008.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of February 28, 2009, GMO managed on a worldwide basis approximately $75 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

International Core Trust	Quantitative Equity Division

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers

All Cap Value Trust	Robert P. Fetch
Deepak Khanna

•	Robert P. Fetch. Partner and Director; joined Lord Abbett in 1995. Mr. Fetch has managed All Cap Value Trust since inception.
•	Deepak Khanna. Portfolio Manager; returned to Lord Abbett in 2007; previously a Managing Director at Jennison Associates (2005-2007); previously served as a senior research analyst at Lord Abbett (2000-2005). Mr. Khanna has managed All Cap Value Trust since 2008.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Small Cap Intrinsic Value Trust	Timothy M. Malloy
Roger C. Hamilton

•	Roger C. Hamilton. Senior Vice President, joined MFC Global (U.S.) in December, 1994; previously, he was a senior portfolio manager at Transamerica Fund Management Company, which was acquired by the firm in 1994.
•	Timothy M. Malloy. Senior Vice President, MFC Global (U.S.) (since 2004); Investment Analyst, Thomas Weisel Partners (2000-2004).

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. In rendering investment advisory services to Pacific Rim Trust, MFC Global (U.S.A.) may use the portfolio management, research and other resources of MAMHK, an affiliate of MFC Global (U.S.A.).

Fund	Portfolio Managers

500 Index Trust	Carson Jen
Narayan Ramani
American Fundamental Holdings Trust	Steve Orlich
Scott Warlow
Core Allocation Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow

Fund	Portfolio Managers

Core Balanced Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Core Fundamental Holdings Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Core Global Diversification Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Franklin Templeton Founding Allocation Trust	Steve Orlich
Lifestyle Balanced Trust	Steve Orlich
Scott Warlow
Lifestyle Conservative Trust	Steve Orlich
Scott Warlow
Lifestyle Growth Trust	Steve Orlich
Scott Warlow
Lifestyle Moderate Trust	Steve Orlich
Scott Warlow
Money Market Trust	Maralyn Kobayashi
Faisal Rahman

•	Carson Jen. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager, Index Funds, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.
•	Maralyn Kobayashi. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of Money Market Trust; joined MFC Global (U.S.A.) in 1981.
•	Faisal Rahman CFA. (Co-portfolio manager since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.
•	Narayan Ramani. (Co-portfolio manager since inception) Assistant Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.
•	Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics. Mr. Orlich has managed the Lifecycle Portfolios since their inception.
•	Scott Warlow. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; joined MFC in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Morgan Stanley Investment Management Inc., doing business as Van Kampen (“Van Kampen”)

Morgan Stanley Investment Management Inc. (“MSIM”), which does business in certain instances using the name “Van Kampen,” has its principal offices at 522 Fifth Avenue, New York, NY 10036. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund	Portfolio Managers

Value Trust	Thomas Copper (Lead Manager)
John Mazanec
Thomas Bastian
Mary Jayne Maly
James Roeder
Sergio Marcheli
Mark Laskin

•	Thomas Copper. Portfolio Manager; joined Van Kampen in 1986. Mr. Copper has managed the fund since 2004.
•	John Mazanec. Portfolio Manager; joined Van Kampen in 2008; previously a portfolio manager at Wasatch Advisors from April 2001 to May 2008. Mr. Mazanec has managed the fund since 2008.
•	Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003.
•	Mary Jayne Maly. Portfolio Manager; joined Van Kampen in 1992. Ms. Maly has managed the fund since 2008.
•	James Roeder. Portfolio Manager; joined Van Kampen in 1999. Mr. Roeder has managed the fund since inception.

•	Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen. Mr. Marcheli has managed the fund since inception.
•	Mark Laskin. Portfolio Manager; joined Van Kampen in 2000. Mr. Laskin has managed the fund since 2007.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Total Return Trust	William H. Gross
Global Bond Trust	Scott Mather

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather has served as a portfolio manager of the fund since April 2008. He is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of November 30, 2008, Templeton Global and its affiliates managed over $404.6 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Global Trust	Cindy Sweeting, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Cindy Sweeting, CFA. Lead Portfolio Manager; President and Chairman; joined Templeton Global in 1997.
•	Tucker Scott, CFA. Executive Vice President; joined Templeton Global in 1996.
•	Lisa Myers, CFA. Executive Vice President; joined Templeton Global in 1996.

Templeton Investment Counsel, LLC (“Templeton”)
Templeton Global Advisors Limited serves as sub-subadviser

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of November 30, 2008, Templeton and its affiliates managed over $404.6 billion in assets. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996. Mr. Scott has managed the fund since inception.
•	Cindy Sweeting, CFA. President and Chairman; joined Templeton in 1997. Ms. Sweeting has managed the fund since inception.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994; previously worked at Franklin since 1987. Mr. Nori has managed the fund since December 2006.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners since 2000. Mr. Devlin has managed the fund since December 2006.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2008, T. Rowe Price and its affiliates managed over $276.3 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Balanced Trust	Ned Notzon
Kim DeDominicis
Charles Shriver
Mid Value Trust	David J. Wallack

•	Kim DeDominicis. Vice President; joined T. Rowe Price in 2003.
•	Ned Notzon. Vice President; joined T. Rowe Price in 1989.
•	Charles Shriver. Vice President; joined T. Rowe Price in 1991.
•	David J. Wallack. Vice President; joined T. Rowe Price in 1990. Mr. Wallack has managed Small Cap Trust since January 2009.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of February 28, 2009 Wellington Management had investment management authority with respect to approximately $378 billion* in assets.

Fund	Portfolio Managers

Core Allocation Plus Trust	Scott M. Elliott (team)
Evan S. Grace
Rick A. Wurster
Investment Quality Bond Trust	Thomas L. Pappas, CFA
Christopher L. Gootkind, CFA
Christopher A. Jones, CFA
Mid Cap Intersection Trust	Mammen Chally, CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001. Has been involved in portfolio management and securities analysis for Mid Cap Stock Trust since its inception in 2005 and Small Cap Growth Trust since 2008.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994. Has served as Portfolio Manager for the fund since its inception.
•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999. Has served as Portfolio Manager for the fund since its inception.
•	Mammen Chally, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management in 1994 and has been an investment professional since 1996. Has served as Portfolio Manager of the fund since May 2008.
•	Scott M. Elliott. Senior Vice President and Director, Asset Allocation Strategies of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception. Mr. Elliott joined Wellington Management as an investment professional in 1994.
•	Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000. Has been involved in portfolio management and securities analysis for the fund since 2006.
•	Evan S. Grace, CFA. Vice President and Director, Asset Allocation Research of Wellington Management, has served as the Portfolio Manager for the fund since its inception. Mr. Grace joined Wellington Management as an investment professional in 2003.
•	Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994. Has been involved in portfolio management and securities analysis for the fund since 2007.
•	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the Small Cap Value Trust since July 2008. Mr. McCormack has been involved in portfolio management and securities analysis for the Small Cap Value Trust since its inception. Mr. McCormack joined Wellington Management as an investment professional in 2000.

•	Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001. Has been involved in portfolio management and securities analysis for the fund since its inception.
•	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987. Has served as Portfolio Manager for the fund since its inception.
•	Shaun F. Pedersen. Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the Small Cap Value Trust since July 2008. Mr. McCormack has been involved in portfolio management and securities analysis for the fund since its inception. Mr. Pedersen joined Wellington Management as an investment professional in 2004.
•	Rick A. Wurster. Vice President, Asset Allocation Strategist and Business Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception. Mr. Wurster joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Wurster was a consultant with McKinsey & Company (2000-2006).

* The firm-wide asset totals do not include agency MBS pass-through accounts managed for the Federal Reserve.

MULTICLASS PRICING; RULE 12B-1 PLANS

Multiple Classes of Shares

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

The expenses of each fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser’s determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

NAV shares are not subject to a Rule 12b-1 fee.

Series I shares of each fund are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets except as follows:

•	Each JHT Feeder Fund, the American Fundamental Holdings Trust, the American Global Diversification Trust and the American Diversified Growth & Income Trust are subject to a Rule 12b-1 fee of 0.60% of Series I share average daily net assets. The Core Fundamental Holdings Trust and the Core Global Diversification Trust are subject to a Rule 12b-1 fee of 0.35% of Series I share average daily net assets.

Series III shares of each fund are subject to a Rule 12b-1 fee of 0.25% of Series III share average daily net assets except the Core Fundamental Holdings Trust and the Core Global Divesification Trust are subject to a Rule 12b-1 fee of 0.15% of Series III share average daily net asset.

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”). The Distributor pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to the sum of (a) 0.16% of any new or subsequent purchase payments allocated to a JHT Feeder Fund through variable annuity and variable life contracts issued or administered by certain insurance companies affiliated with the Adviser and (b) 0.16% of the portion of any new or subsequent purchase payments allocated to a JHT fund of funds that is invested in an American Fund Insurance Serieis fund.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Taxes

The following is a summary of some important tax issues that affect JHT and the funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the funds. More information about taxes is located in the SAI under the heading — “Additional Information Concerning Taxes”. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts

JHT intends to take the steps necessary to qualify each fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and believes that each fund will so qualify. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax exempt interest income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•	would be treated as owning shares of the fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and
•	the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that each fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts

Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

Foreign Investments

When investing in foreign securities or currencies, a fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a fund of JHT.

Tax Implications for Insurance Contracts With Investments Allocated to JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund of JHT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund except the Money Market Trust and Money Market Trust B, will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust and Money Market Trust B will be declared and reinvested, or paid in cash, daily.

Purchase and Redemption of Shares

Shares of each fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV
The NAV of the shares of each fund is determined once daily as of the close of day-time trading of the NYSE, Monday through Friday, except that no determination is required on:

(i) days on which changes in the value of such fund’s portfolio securities will not materially affect the current NAV of the shares of the fund,

(ii) days during which no shares of such fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

(iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAVs per share of all funds, except the Money Market Trusts, are computed by:

(i) adding the sum of the value of the securities held by each fund plus any cash or other assets it holds,

(ii) subtracting all its liabilities, and

(iii) dividing the result by the total number of shares outstanding of that fund at such time.

Valuation of Securities
Securities held by a fund (except securities held by the Money Market Trusts, shares of other open-end investment companies held by a fund of funds, and debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, fund portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by a fund are valued at NAV. Securities held by the Money Market Trusts and debt instruments with remaining maturities of 60 days or less are valued at amortized cost.

Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing a fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,
•	the performance of U.S. securities markets,
•	the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities, and
•	the fact that JHT is calculating its NAV for its portfolios when a particular foreign market is closed.

In view of these factors, it is likely that funds investing significant amount of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amount of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,
•	announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and
•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in other open-end investment companies, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If a fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1. Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2. Funds with significant investments in high yield securities that are infrequently traded; and

3. Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

The SAI contains a description of JHT’s policies and procedures regarding disclosure of JHT portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”)

Each of the funds of funds invests in shares of other funds. The holdings of each fund of funds in other funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a fund of funds. In addition, the ten largest holdings of each fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each fund’s entire portfolio holdings as of the applicable calendar quarter end.

www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Purchasers of Shares of JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHT as of December 31, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
500 Index Trust
Series NAV
12-31-2008	12.47	0.20	[1]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75	(37.26)[2,3]		0.49	[4]	0.49		2.22		3,210	4
12-31-2007	12.16	0.19	[1]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[2,3]	0.49	[4]	0.49		1.53		370	5
12-31-2006	10.80	0.15	[1]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[2,3]	0.52	[4]	0.51		1.35		38	15
12-31-2005	10.28	0.03	[1]	0.49	0.52	—	—	—	—	10.80	5.06	[5]	0.52	[6]	0.52	[6]	1.80	[6]	256	11

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Not annualized.
6.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
All Cap Value Trust
Series I
12-31-2008	8.16	0.05	[1]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)[2]		0.99	[5]	0.99	0.72	36	77
12-31-2007	13.03	0.09	[1]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[2,3,4]	0.95	[5]	0.95	0.68	63	63
12-31-2006	14.70	0.11	[1]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[2,3]	0.92	[5]	0.92	0.86	68	57
12-31-2005	14.54	0.11	[1]	0.67	0.78	(0.08)	(0.54)	—	(0.62)	14.70	5.71	[2]	0.94		0.94	0.78	70	78
12-31-2004	12.58	0.12	[1]	1.88	2.00	(0.04)	—	—	(0.04)	14.54	15.96	[2]	0.95		0.95	0.94	204	43

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

All Cap Value Series I	$0.01	8.20%

5.Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation Trust
Series III
12-31-2008[8]	12.34	0.78	[2,3]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[4,5,6]	0.29	[7,9,10]	0.28	[7,10]	8.21	[3,7]	34	1

2.Based on the average of the shares outstanding.
3.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4.Assumes dividend reinvestment.
5.Not annualized.
6.Total returns would have been lower had certain expenses not been reduced during the periods shown.
7.Annualized.
8.Series III shares began operations on 1-2-08.
9.Does not take into consideration expense reductions during the periods shown.
10.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Blue Chip Income and Growth Trust
Series III
12-31-2008[7]	14.66	0.73	[1,5]	(5.84)	(5.11)	(0.45)	(0.26)	—	(0.71)	8.84	(35.51)[4]	0.33	[8]	0.33	[8]	7.12	[1]	15	131

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4.Assumes dividend reinvestment.
5.Based on the average of the shares outstanding.
7.Series III shares began operation on 1-2-08.
8.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Bond Trust
Series III
12-31-2008[11]	13.19	1.89	[1,2]	(3.14)	(1.25)	(1.22)	(0.02)	—	(1.24)	10.70	(9.76)[4,8]	0.30	[6,9]	0.30	[6,9]	16.52	[2,9]	19	121

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4.Assumes dividend reinvestment.
6.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
8.Not annualized.
9.Annualized.
11.Series III shares began operation on 1-2-08.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American Fundamental Holdings Trust
Series III
12-31-2008	11.91	0.75	[1,4]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)[2,5]	0.34	[8,9]	0.29	[9]	8.29	[4]	14		1
12-31-2007[3]	12.50	0.25	[1,4]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[2,5,6]	2.90	[7,8,9]	0.70	[7,8,9]	12.35	[4,7]	—	[10]	—	[6]

1.Based on the average of the shares outstanding.
2.Total return would have been lower had certain expenses not been reduced during the period shown.
3.Series III shares began operations on 10-31-07.
4.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
5.Assumes dividend reinvestment.
6.Not annualized.
7.Annualized.
8.Does not take into consideration expense reductions during the periods shown.
9.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
10.Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American Global Growth Trust
Series III
12-31-2008[9]	13.07	0.66	[1,2]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[3,4,7]	0.30	[5,11]	0.28	[5,8]	7.23	[2,8]	—	[10]	15

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Assumes dividend reinvestment.
4.Total return would have been lower had certain expenses not been reduced during period shown.
5.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
7.Not annualized.
8.Annualized.
9.Series III shares began operation on 1-2-08.
10.Less than $500,000.
11.Do not take into consideration expense reductions during the period shown.

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Ratio
of net
											Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset		of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)	(in millions)	(%)
American Global Small Capitalization Trust
Series III
12-31-2008[10]	13.31	(0.02)[1,2]	(7.09)	(7.11)	—	(0.19)	—	(0.19)	6.01	(53.39)[3,7,12]	0.33	[9,11]	0.28	[8,9]	(0.28)[2,8]	5	25

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Assumes dividend reinvestment.
7.Not annualized.
8.Annualized.
9.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
10.Series III shares began operation on 1-2-08.
11.Does not take into consideration expense reductions during the period shown.
12.Total return would have been lower had certain expenses not been reduced during period shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Growth Trust
Series III
12-31-2008[5]	21.53	0.53	[1,2]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)[3]	0.29	[6]	0.29	[6]	3.80	[1]	10	16

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
5.Series III shares began operation on 1-2-08.
6.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Growth-Income Trust
Series III
12-31-2008[6]	19.30	0.84	[1,2]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[3,7]	0.29	[5,8]	0.29	[5,8]	6.24	[1]	12	15

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
5.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
6.Series III shares began operation on 1-2-08.
7.Not annualized.
8.Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American High Income Bond Trust
Series III
12-31-2008[8]	11.32	2.53	[1,2]	(5.26)	(2.73)	(0.79)	—	—	(0.79)	7.80	(23.93)[3,5,6]	0.36	[7,10,11]	0.28	[7,10]	26.70	[2,7]	—	[9]	26

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Total return would have been lower had certain expenses not been reduced during the period shown.
5.Assumes dividend reinvestment.
6.Not annualized.
7.Annualized.
8.Series III shares began operation on 1-2-08.
9.Less than $500,000.
10.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
11.Does not take into consideration expense reductions during the period shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American International Trust
Series III
12-31-2008[6]	26.60	1.07	[1,2]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[3,8]	0.29	[4,9]	0.29	[4,5,9]	6.08	[2,9]	—	[7]	18

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Assumes dividend reinvestment.
4.Does not include expenses of the investment companies in which the Portfolio invests.
5.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
6.Series III shares began operation on 1-2-08.
7.Less than $500,000.
8.Not annualized.
9.Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American New World Trust
Series III
12-31-2008[8]	14.71	0.47	[1,2]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[3,4,6]	0.33	[4,10,11]	0.28	[7,10]	4.60	[2,7]	—	[9]	60

1.Based on the average of the shares outstanding.
2.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3.Assumes dividend reinvestment.
4.Total returns would have been lower had certain expenses not been reduced during periods shown.
6.Not annualized.
7.Annualized.
8.Series III shares began operation on 1-2-08.
9.Less than $500,000.
10.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.
11.Does not take into consideration expense reductions during the period shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Core Allocation Plus Trust
Series I
12-31-2008[1]	12.50	0.12	[2]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[3,4]	1.63	[5,7]	1.63	[7]	1.12	[7]	11	97	[3,6]

1.Series I shares began operations on 1-2-08.
2.Based on the average of the shares outstanding.
3.Not annualized.
4.Total returns would have been lower had certain expenses not been reduced during the periods shown.
5.Does not take into consideration expense reductions during the periods shown.
6.The Portfolio turnover rate including the effect of “TBA” (to be announced) securities is 122% for the year ended 12-31-08.
7.Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Franklin Templeton Founding Allocation Trust
Series I
12-31-2008[1]	11.16	0.59	[2,3]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[4,5,6]	0.15	[7,8,9]	0.08	[7,9,10]	7.77	[7]	12	4	[6]

1.Series I shares began operations on 1-28-08.
2.Based on the average of the shares outstanding.
3.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4.Assumes dividend reinvestment.
5.Total returns would have been lower had certain expenses not been reduced during the periods shown.
6.Not annualized.
7.Annualized.
8.Does not take into consideration expense reductions during the periods shown.
9.Does not include expenses of the investment companies in which the Portfolio invests.
10.Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.87% – 1.06% and 0.86% – 1.06%, based on the mix of underlying funds held by the portfolio for 2008 and 2007, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Fundamental Value Trust
Series I
12-31-2008	16.50	0.13	[1]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)[2,3]		0.86	[4]	0.86	1.04	406	28	[5]
12-31-2007	16.82	0.19	[1]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[2,3]	0.85	[4]	0.85	1.13	177	8
12-31-2006	15.32	0.13	[1]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51	[2,3]	0.86	[4]	0.86	0.86	204	18
12-31-2005	14.14	0.12	[1]	1.12	1.24	(0.06)	—	—	(0.06)	15.32	8.84	[2,3]	0.92	[4]	0.90	0.84	202	36
12-31-2004	12.71	0.10	[1]	1.39	1.49	(0.06)	—	—	(0.06)	14.14	11.80	[2]	0.94		0.94	0.74	429	6

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Global Trust
Series I
12-31-2008	17.91	0.33	[1]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)[2,3]		1.00	[5]	0.99	2.26	131	12
12-31-2007	19.20	0.26	[1]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[2,3,4]	0.97	[5]	0.96	1.35	303	40
12-31-2006	16.17	0.27	[1]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[2,3]	1.01	[5]	0.99	1.58	359	27
12-31-2005	14.79	0.22	[1]	1.35	1.57	(0.19)	—	—	(0.19)	16.17	10.72	[2,3]	1.05	[5]	1.00	1.43	344	24
12-31-2004	13.11	0.18	[1]	1.73	1.91	(0.23)	—	—	(0.23)	14.79	14.75	[2,3]	1.05	[5]	1.00	1.36	358	39

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Global Series I	$0.03	1.11%

5.Does not take into consideration expense reductions during the periods shown.
9.Annualized.
10.Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	tax return	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Global Bond Trust
Series I
12-31-2008	15.20	0.72	[1]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)[2,3]		0.89	[4]	0.89		4.69	99	487	[5]
12-31-2007	14.93	0.59	[1]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[2,3]	0.86	[4,6]	0.86	[6]	3.96	117	325	[5]
12-31-2006	14.37	0.53	[1]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[2,3,7]	0.85	[4,8]	0.85	[8]	3.61	115	204
12-31-2005	16.28	0.44	[1]	(1.49)	(1.05)	(0.73)	(0.13)	—	(0.86)	14.37	(6.66)[2]		0.86		0.86		2.89	132	327	[9]
12-31-2004[10]	15.34	0.32	[1]	1.21	1.53	(0.59)	—	—	(0.59)	16.28	10.38	[2]	0.85		0.85		2.13	438	174

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 800% for 12-31-08 and 877% for 12-31-07. Prior years exclude the effect of TBA transactions.
6.Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

7.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8.Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	Ratio of gross	Ratio of net
	expenses to average	expenses to average
	net assets	net assets

Series I	0.85%	0.85%

9.Excludes merger activity.
10.As a result of changes in generally accepted accounting principles, periodic payments made under interest-rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I, and the net investment income ratio by 0.51% for Series I for the year ended 12-31-04.

Period ended	Index Allocation

12/31/2008	0.49%–0.57%
12/31/2007	0.49%–0.55%

11.Series II shares began operations on 2-10-06.
12.Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Core Trust
Series I
12-31-2008	14.39	0.30	[1]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)[2,3]		1.11	[4]	1.11	2.52	64	63
12-31-2007	15.16	0.32	[1]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[2,3,5]	1.07	[4]	1.07	2.07	129	39
12-31-2006	12.78	0.28	[1]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[2,3]	1.04	[4]	1.04	2.01	141	39
12-31-2005	11.11	0.12	[1]	1.64	1.76	(0.09)	—	—	(0.09)	12.78	15.94	[2]	1.19		1.19	1.03	134	147
12-31-2004	9.69	0.12	[1]	1.38	1.50	(0.08)	—	—	(0.08)	11.11	15.59	[2]	1.16		1.16	1.18	366	76

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

International Core Series I	$0.01	11.42%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Small Cap Trust
Series I
12-31-2008	18.79	0.40	[1]	(10.22)	(9.82)	(0.41)	(0.22)	—	(0.63)	8.34	(52.98)[2,3]		1.23	[4]	1.22	2.70	51	24
12-31-2007	24.30	0.27	[1]	2.10	2.37	(0.71)	(7.17)	—	(7.88)	18.79	10.18	[2,3,5]	1.17	[4]	1.17	1.13	144	24
12-31-2006	19.29	0.31	[1]	4.93	5.24	(0.23)	—	—	(0.23)	24.30	27.34	[2,3]	1.16	[4]	1.16	1.45	156	41
12-31-2005	17.63	0.23	[1]	1.59	1.82	(0.16)	—	—	(0.16)	19.29	10.39	[2]	1.22		1.22	1.31	139	47
12-31-2004	14.56	0.22	[1]	2.87	3.09	(0.02)	—	—	(0.02)	17.63	21.23	[2]	1.24		1.24	1.44	309	32

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

International Small Cap Series I	$0.02	10.06%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Value Trust
Series I
12-31-2008	17.14	0.47	[1]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[2,3]		1.04	[4]	1.02	3.47	165	18
12-31-2007	19.38	0.43	[1]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[2,3,5]	1.02	[4]	1.00	2.32	387	24
12-31-2006	15.99	0.46	[1]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[2,3]	0.98	[4]	0.97	2.67	453	38
12-31-2005	14.80	0.33	[1]	1.20	1.53	(0.15)	(0.19)	—	(0.34)	15.99	10.54	[2,3]	1.06	[4]	1.02	2.23	404	76
12-31-2004	12.33	0.21	[1]	2.42	2.63	(0.16)	—	—	(0.16)	14.80	21.54	[2,3]	1.07	[4]	1.00	1.64	462	29

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	the Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

International Value Series I	$0.01	9.46%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	tax return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Investment Quality Bond Trust
Series I
12-31-2008	11.30	0.56	[1]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)[2,3]		0.73	[4]	0.73	5.08	139	105
12-31-2007	11.66	0.59	[1]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[2,3]	0.71	[4]	0.71	5.08	164	70
12-31-2006	11.98	0.55	[1]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[2,3]	0.72	[4]	0.72	4.79	183	28
12-31-2005	12.41	0.61	[1]	(0.34)	0.27	(0.70)	—	—	(0.70)	11.98	2.26	[2]	0.74		0.74	5.08	227	30
12-31-2004	12.58	0.61	[1]	(0.03)	0.58	(0.75)	—	—	(0.75)	12.41	4.81	[2]	0.74		0.74	4.94	362	23

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced Trust
Series I
12-31-2008	13.61	0.34	[1,2]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)[3]		0.12	[4]	0.12	[4,5]	2.94	[1]	581	36
12-31-2007	13.84	0.60	[1,2]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	[3]	0.11	[4]	0.11	[4,5]	4.28	[1]	1,065	13
12-31-2006	13.91	0.26	[1,2]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	[3]	0.10	[4]	0.10	[4]	1.96	[1]	1,132	19
12-31-2005	13.79	0.27	[1,2]	0.62	0.89	(0.28)	(0.49)	—	(0.77)	13.91	6.88	[3]	0.12	[4]	0.12	[4]	2.08	[1]	1,031	99
12-31-2004	12.43	0.24	[1]	1.40	1.64	(0.24)	(0.04)	—	(0.28)	13.79	13.49	[3]	0.07	[4]	0.07	[4]	1.75	[1]	1,846	51

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Balanced Trust

12/31/2008	0.49%–1.17%
12/31/2007	0.49%–1.12%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative Trust
Series I
12-31-2008	13.02	0.55	[1,2]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)[3]		0.12	[4]	0.12	[4,5]	4.52	[1]	168	31
12-31-2007	13.43	0.91	[1,2]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	[3]	0.11	[4]	0.11	[4,5]	6.84	[1]	182	27
12-31-2006	13.42	0.39	[1,2]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	[3]	0.11	[4]	0.11	[4]	3.00	[1]	171	34
12-31-2005	14.20	0.42	[1,2]	(0.05)	0.37	(0.43)	(0.72)	—	(1.15)	13.42	2.88	[3]	0.12	[4]	0.12	[4]	3.16	[1]	182	104
12-31-2004	13.64	0.42	[1]	0.71	1.13	(0.42)	(0.15)	—	(0.57)	14.20	8.59	[3]	0.07	[4]	0.07	[4]	2.80	[1]	373	44

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Conservative Trust

12/31/2008	0.49%–1.11%
12/31/2007	0.63%–1.06%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth Trust
Series I
12-31-2008	13.76	0.25	[1,2]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)[3]		0.12	[4]	0.12	[4,5]	2.20	[1]	512	40
12-31-2007	13.94	0.40	[1,2]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	[3]	0.11	[4]	0.11	[4,5]	2.84	[1]	946	17
12-31-2006	14.06	0.18	[1,2]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	[3]	0.10	[4]	0.10	[4]	1.31	[1]	1,030	22
12-31-2005	13.40	0.17	[1,2]	0.94	1.11	(0.17)	(0.28)	—	(0.45)	14.06	8.66	[3]	0.12	[4]	0.12	[4]	1.30	[1]	901	111
12-31-2004	11.86	0.13	[1]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.40	14.57	[3]	0.07	[4]	0.07	[4]	0.98	[1]	1,730	48

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Period ended	Lifestyle Growth Trust

12/31/2008	0.49%–1.18%
12/31/2007	0.49%–1.29%

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Moderate Trust
Series I
12-31-2008	13.00	0.43	[1,2]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)[3]		0.12	[4]	0.12	[4,5]	3.72	[1]	215	28
12-31-2007	13.37	0.74	[1,2]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	[3]	0.11	[4]	0.11	[4,5]	5.54	[1]	333	13
12-31-2006	13.35	0.30	[1,2]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	[3]	0.11	[4]	0.11	[4]	2.33	[1]	349	19
12-31-2005	13.80	0.33	[1,2]	0.19	0.52	(0.33)	(0.64)	—	(0.97)	13.35	4.15	[3]	0.12	[4]	0.12	[4]	2.51	[1]	327	101
12-31-2004	12.79	0.31	[1]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[3]	0.07	[4]	0.07	[4]	2.26	[1]	582	55

1.Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2.Based on the average of the shares outstanding.
3.Assumes dividend reinvestment.
4.Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5.Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Moderate Trust

12/31/2008	0.34%–1.17%
12/31/2007	0.34%–1.38%

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Mid Cap Intersection Trust
Series I
12-31-2008	11.64	0.03	[1]	(4.92)	(4.89)	(0.02)	—	—	(0.02)	6.73	(42.05)[2,3]	0.98	[4]	0.98		0.36		—	[5]	84
12-31-2007[6]	12.50	—	[1]	(0.86)	(0.86)	—	—	—	—	11.64	(6.88)[2,7]	0.98	[4,8]	0.98	[8]	—	[8]	—	[5]	87	[7]

1.Based on the average of the shares outstanding.
2.Total returns would have been lower had certain expenses not been reduced during the periods shown.
3.Assumes dividend reinvestment.
4.Does not take into consideration expense reductions during the periods shown.
5.Less than $500,000.
6.Series I shares began operations on 5-1-07.
7.Not annualized.
8.Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
															Ratio
															of net
												Ratio		Ratio	investment
	Net asset	Net	Net realized						Net asset			of gross		of net	income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Mid Cap Stock Trust
Series I
12-31-2008	15.98	(0.02)[1]	(6.84)	(6.86)	—	(0.38)	—	(0.38)	8.74	(43.76)[2,3]		0.94	[4]	0.94	(0.12)	186	130	[5]
12-31-2007	16.97	(0.03)[1]	3.63	3.60	—	(4.59)	—	(4.59)	15.98	23.57	[2,3,6]	0.94	[4]	0.93	(0.20)	355	133
12-31-2006	15.57	— [1,7]	2.07	2.07	—	(0.67)	—	(0.67)	16.97	13.55	[2,3,8]	0.93	[4]	0.93	— [9]	361	123
12-31-2005	14.13	(0.04)[1]	1.99	1.95	—	(0.51)	—	(0.51)	15.57	14.57	[2]	0.97		0.97	(0.31)	383	196	[5]
12-31-2004	11.87	(0.05)[1]	2.31	2.26	—	—	—	—	14.13	19.04		0.96		0.96	(0.43)	349	128

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Excludes merger activity.
6.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Mid Cap Stock Series I	$0.01	23.49%

7.Less than $0.01 per share.
8.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
9.Less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Value Trust
Series I
12-31-2008	10.69	0.13	[1]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)[2,3]		1.13	[4]	1.08		1.56		33	85
12-31-2007	13.67	0.22	[1]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[2,3]	1.09	[4]	1.04		1.70		11	69
12-31-2006	12.36	0.09	[1]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[2,3]	1.10	[4]	1.06		0.72		6	59
12-31-2005[5]	11.05	0.06	[1]	1.42	1.48	—	(0.17)	—	(0.17)	12.36	13.49	[2,3,6]	1.19	[4,7]	1.17	[7]	0.66	[7]	1	47

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Series I shares began operations on 4-29-05.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

6.Not annualized.
7.Annualized.
8.Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.
9.Audited by previous Independent Registered Public Accounting Firm.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Money Market Trust
Series I
12-31-2008	10.00	0.18		—	0.18	(0.18)	—	—	(0.18)	10.00	1.76	[2,3]	0.58	[4]	0.58	1.66	3,708	—
12-31-2007	10.00	0.45	[1]	—	0.45	(0.45)	—	—	(0.45)	10.00	4.56	[2,3]	0.56	[4]	0.55	4.43	2,504	—
12-31-2006	10.00	0.44	[1]	—	0.44	(0.44)	—	—	(0.44)	10.00	4.43	[2,3]	0.56	[4]	0.56	4.36	2,316	—
12-31-2005	10.00	0.26	[1]	—	0.26	(0.26)	—	—	(0.26)	10.00	2.60	[2]	0.56		0.56	2.63	2,113	—
12-31-2004	10.00	0.09	[1]	—	0.09	(0.09)	—	—	(0.09)	10.00	0.90	[2]	0.53		0.53	0.89	2,186	—

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Mutual Shares Trust
Series I
12-31-2008[7]	10.91	0.11	[2]	(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[3,4,8]	1.13	[5,6]	1.11	[6]	1.38	[6]	18	44

2.Based on the average of the shares outstanding.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Not annualized.
5.Does not take into consideration expense reductions during the periods shown.
6.Annualized.
7.Series I shares began operations on 1-28-08.
8.Assumes dividend reinvestment.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Cap Growth Trust
Series I
12-31-2008	10.33	(0.02)[1]	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)[2,3]		1.19	[4]	1.19		(0.28)	31	191	[13]
12-31-2007	11.53	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[2,3,5]	1.18	[4]	1.17		(0.20)	29	104
12-31-2006	10.16	(0.08)[1]	1.45	1.37	—	—	—	—	11.53	13.48	[3,6]	1.22	[4]	1.22		(0.73)	23	162
12-31-2005[7]	8.06	(0.06)[1]	2.38	2.32	—	(0.22)	—	(0.22)	10.16	29.00	[2,8]	1.23	[9]	1.23	[9]	(0.90)[9]	1	140

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Small Cap Growth Series I	$0.00 [12]	13.99%

6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Series I shares began operations on 4-29-05.
8.Not annualized.
9.Annualized.
12.Less than $0.01 per share.
13.Excludes merger activity.

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Ratio
of net
											Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset		of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	Tax		value,		expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	return	Total	end of	Total	to average		to average		average	end of		Portfolio
	of period	(loss)	investments	operations	income	gain	of capital	distributions	period	return	net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)	(in millions)		(%)
Small Cap Intrinsic Value Trust
Series I
12-31-2008[1]	10.21	(0.01)[2]	(5.21)	(5.22)	(0.03)	(0.16)	—	(0.19)	4.80	(52.11)[4]	1.25	[5]	1.25	[5]	(0.12)[5]	—	[6]	54

1.Series I shares began operations on 1-28-08.
2.Based on the average of the shares outstanding.
4.Not annualized.
5.Annualized.
6.Less than $500,000.
7.Total returns would have been lower had certain expenses not been reduced during the periods shown.
8.Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	of capital	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Value Trust
Series I
12-31-2008	16.20	0.16	[1]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)[2,3]		1.17	[4]	1.17		1.08		96	42
12-31-2007	20.58	0.18	[1]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[2,3]		1.16	[4]	1.16		0.92		117	46	[5]
12-31-2006	20.94	0.17	[1]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[2,3,6]	1.19	[4]	1.19		0.88		74	49
12-31-2005[7]	18.45	0.04	[1]	2.68	2.72	—	(0.23)	—	(0.23)	20.94	14.78	[2,8]	1.18	[9]	1.18	[9]	0.27	[9]	1	68

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Excludes merger activity.
6.John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7.Series I shares began operations on 4-29-05.
8.Not annualized.
9.Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Bond Market Trust A
Series NAV
12-31-2008	12.87	0.53	[1]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[2,3]	0.52	[4]	0.52		4.04		651	139
12-31-2007[5]	12.57	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[2,3]	0.52	[4]	0.51		4.76		102	91
12-31-2006[6]	12.50	0.52	[1]	(0.04)[7]	0.48	(0.41)	—	—	(0.41)	12.57	3.85	[2,3,8]	0.55	[4,9]	0.54	[9]	4.56	[9]	33	66	[8]

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.Prior to 11-9-07, the Portfolio was named Bond Index Trust A.
6.Series NAV shares began operations on 2-10-06.
8.Not annualized.
9.Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From tax		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Total Return Trust
Series I
12-31-2008	13.92	0.57	[1]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	[2,3]	0.80	[4]	0.79		4.10	327	145	[5]
12-31-2007	13.83	0.64	[1]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[2,3]	0.81	[4,6,7]	0.81	[6,7]	4.67	339	196	[5]
12-31-2006	13.81	0.57	[1]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[2,3]	0.81	[4]	0.81		4.21	368	254
12-31-2005	14.17	0.44	[1]	(0.11)	0.33	(0.34)	(0.35)	—	(0.69)	13.81	2.40	[2]	0.82		0.82		3.18	438	409	[8]
12-31-2004[9]	14.21	0.27	[1]	0.40	0.67	(0.54)	(0.17)	—	(0.71)	14.17	4.96	[2]	0.80		0.80		1.93	903	251

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Does not take into consideration expense reductions during the periods shown.
5.The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 476% for 12-31-08 and 286% for 12-31-07. Prior years exclude the effect of TBA transactions.
6.Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	Ratio of gross	Ratio of net
	expenses to average	expenses to average
	net assets	net assets
Series I	0.80%	0.80%

7.Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.
8.Excludes merger activity.
9.As a result of changes in generally accepted accounting principles, periodic payments made under interest-rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	Tax		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	return of	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	capital	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Value Trust
Series I
12-31-2008	17.36	0.16	[1]	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)[2,3]		0.85	[5]	0.85	1.09	133	50
12-31-2007	22.72	0.18	[1]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[2,3,4]	0.83	[5]	0.83	0.80	273	73
12-31-2006	21.89	0.18	[1]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[2,3]	0.83	[5]	0.83	0.83	290	65
12-31-2005	19.57	0.08	[1]	2.36	2.44	(0.12)	—	—	(0.12)	21.89	12.56	[2]	0.86		0.86	0.39	263	67
12-31-2004	17.09	0.10	[1]	2.48	2.58	(0.10)	—	—	(0.10)	19.57	15.18	[2]	0.85		0.85	0.58	307	80

1.Based on the average of the shares outstanding.
2.Assumes dividend reinvestment.
3.Total returns would have been lower had certain expenses not been reduced during the periods shown.
4.Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Value Series I	$0.03	8.03%

5.Does not take into consideration expense reductions during the periods shown.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. For certain Funds the advisory or management fee for the Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the Fund.

Fund	APR	Advisory Fee Breakpoint

500 Index Trust	0.470%	— first $500 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the 500 Index Fund, a series of JHF II)

All Cap Value Trust	0.850%	— first $250 million;
	0.800%	— next $250 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Value Fund a series of JHF II)

American Fundamental Holdings Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the American Global Diversification Trust, each a series of JHT.)

Fund	APR	Advisory Fee Breakpoint

Balanced Trust	0.84%	— first $250 million;
	0.8225%	— next 250 million;
	0.8125%	— next $500 million; and
	0.80%	— excess over $1 billion.

Core Allocation Plus Trust	0.915%	— first $500 million; and
	0.865%	— excess over $500 million (Aggregate Net Assets include the net assets of the fund and the Core Allocation Plus Fund, a series of JHF II)

Core Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Core Balanced Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Core Fundamental Holdings Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”) and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.
	0.05%	— first $500 milllion; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 milllion; and
	0.49%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Core Global Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”) and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.
	0.05%	— first $500 milllion; and
	0.04%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 milllion; and
	0.49%	— excess over $500 million.

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Fundamental Value Trust	0.85%	— first $50 million;
	0.80%	— next $450 million; and
	0.75%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Fundamental Value Fund, a series of JHF II)

Global Bond Trust	0.70%	— at all asset levels.

Global Trust	0.85%	— first $1 billion; and
0.80%	— excess over $1 billion.
(Aggregate Net Assets include the net assets of the fund and the Global Fund, series of JHF II, and the International Value Fund, series of JHF II and the International Value Trust, a series of JHT)

International Core Trust	0.920%	— first $100 million;
	0.895%	— next $900 million; and
	0.880%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the International Core Fund, a series of JHF II)

International Small Cap Trust	1.050%	— first $200 million;
	0.950%	— next $300 million; and
	0.850%	— excess over $500 million (Aggregate Net Assets include the net assets of the fund and the International Small Cap Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

International Value Trust	0.95%	— first $200 million;
	0.85%	— next $300 million; and
0.80%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Global Trust, a series of JHT, and the International Value Fund and the Global Fund, each a series of JHF II)

Investment Quality Bond Trust	0.60%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Fund, a series of JHF II)

Lifestyle Growth Trust

Lifestyle Moderate Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust (Collectively, the “JHT Lifestyle Trusts”)
		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
		(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.05%	— first $7.5 billion; and
	0.04%	— excess over $7.5 billion.
		(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the five Lifestyle Funds that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.50%	— first $7.5 billion; and
	0.49%	— excess over $7.5 billion.

Mid Cap Intersection Trust	0.875%	— first $500 million; and
	0.850%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Intersection Fund, a series of JHF II)

Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II)

Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million (Aggregate Net Assets include the net assets of the fund and the Mid Value Fund, a series of JHF II

Money Market Trust	0.50%	— first $500 million; and
	0.47%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Money Market Fund, a series of JHF II)

Mutual Shares Trust	0.960%	— all asset levels

Fund	APR	Advisory Fee Breakpoint

Small Cap Growth Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II)

Small Cap Intrinsic Value Trust	0.90%	- first $1 billion; and
	0.85%	- excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Small Cap Intrinsic Value Fund, a series of JHF II)

Small Cap Value Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Value Fund, a series of JHF II)

Total Bond Market Trust A	0.47%	— all asset levels.

Total Return Trust		If PIMCO is the subadviser to the fund, the following fee schedule shall apply: If Relationship Net Assets* equal or exceed $3 Billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1billion of Total Return Net Assets **.
If Relationship Net Assets* are less than $3 Billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
If PIMCO is not the subadviser to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1billion of Total Return Net Assets **.
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHT and the JHF II that are subadvised by the Pacific Investment Management Company. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund each a series of JHF II.
**The term Total Return Net Assets includes the net assets of the Total Return Trust and the Total Return Fund, a series of JHF II.

Value Trust	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Value Fund, a series of JHF II)

.

FOR MORE INFORMATION

The following document is available that offers further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet:  www.jhlifeinsurance.com or www.jhannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-800-SEC-0330

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146